Research and Development Expenses - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development Expenses
Research and development expenses	$ 212,109	$ 302,001	$ 386,893
Collaborative arrangements
Research and Development Expenses
Research and development expenses	$ 10,900	$ 22,000	$ 14,700